Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.
PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	865,447	865,447
Leasehold and buildings improvement	71,771	71,955
Electronic and office equipment	37,066	36,020
Total cost	974,284	973,422
Less: Accumulated depreciation	(216,069)	(243,313)
Less: Accumulated impairment loss(1)	—	(67,931)
Property and equipment, net	758,215	662,178

(1)
During the year ended December 31, 2025, the Group identified impairment indicator for the building in Guangzhou due to its declining fair value and recognized an impairment loss of RMB67,931. The Group determined the fair value of the building using the significant other observable inputs based on a quoted market price for similar assets or liabilities in active market (Level 2). Please see Note 23.

Depreciation expenses were RMB29,125, RMB28,785 and RMB28,319 for the years ended December 31, 2023, 2024 and 2025, respectively.